SHARE-BASED COMPENSATION (Details 5) - 2014 Plan - $ / shares		12 Months Ended
	May. 15, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2014
Share-based compensation
Share-based payment award, maximum number of incentive award available (in shares)				4,000,000
Automatic increase of authorized ordinary shares (in percent)				1.00%
Automatic increase of authorized ordinary shares (in shares)				1,000,000
Granted (in shares)	525,000	525,000	0
Option exercised price, granted (in dollars per share)	$ 5.35	$ 5.35
Contractual term	10 years
Weighted Average Remaining Contractual Term		9 years 4 months 17 days
Vesting period	4 years
First anniversary
Share-based compensation
Vesting percentage	25.00%
Second anniversary
Share-based compensation
Vesting percentage	25.00%
Third anniversary
Share-based compensation
Vesting percentage	25.00%
Fourth anniversary
Share-based compensation
Vesting percentage	25.00%